Fair value measurement (Tables)	12 Months Ended
Oct. 31, 2018
Summary of fair value of financial instruments

Fair value of financial instruments

		IFRS 9
		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2018	Financial assets
	Cash and deposits with banks	$17,637	$54	$–	$–	$17,691	$17,691	$–
	Securities	12,876	52,394	184	36,210	101,664	101,507	(157)
	Cash collateral on securities borrowed	5,488	–	–	–	5,488	5,488	–
	Securities purchased under resale agreements	40,128	3,322	–	–	43,450	43,450	–
	Loans
	Residential mortgages	207,523	12	–	–	207,535	205,868	(1,667)
	Personal	42,577	–	–	–	42,577	42,559	(18)
	Credit card	12,255	–	–	–	12,255	12,255	–
	Business and government	92,605	16,424	–	–	109,029	108,917	(112)
	Derivative instruments	–	21,431	–	–	21,431	21,431	–
	Customers’ liability under acceptances	10,265	–	–	–	10,265	10,265	–
	Other assets	10,230	–	–	–	10,230	10,230	–
	Financial liabilities
	Deposits
	Personal	$163,113	$–	$766	$–	$163,879	$163,642	$(237)
	Business and government	233,174	–	6,975	–	240,149	240,374	225
	Bank	14,380	–	–	–	14,380	14,380	–
	Secured borrowings	42,481	–	126	–	42,607	42,868	261
	Derivative instruments	–	20,973	–	–	20,973	20,973	–
	Acceptances	10,296	–	–	–	10,296	10,296	–
	Obligations related to securities sold short	–	13,782	–	–	13,782	13,782	–
	Cash collateral on securities lent	2,731	–	–	–	2,731	2,731	–
	Obligations related to securities sold under repurchase agreements	30,840	–	–	–	30,840	30,840	–
	Other liabilities	13,030	95	17	–	13,142	13,142	–
	Subordinated indebtedness	4,080	–	–	–	4,080	4,340	260

		IAS 39
		Carrying value
$ millions, as at October 31		Amortized cost	Trading	Designated at fair value	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2017	Financial assets
	Cash and deposits with banks	$13,735	$417	$–	$–	$14,152	$14,152	$–
	Securities	2,435	50,679	148	40,157	93,419	93,406	(13)
	Cash collateral on securities borrowed	5,035	–	–	–	5,035	5,035	–
	Securities purchased under resale agreements	38,933	–	1,450	–	40,383	40,383	–
	Loans
	Residential mortgages	207,056	12	–	–	207,068	206,135	(933)
	Personal	40,442	–	–	–	40,442	40,438	(4)
	Credit card	11,992	–	–	–	11,992	11,992	–
	Business and government	83,222	14,010	–	–	97,232	97,188	(44)
	Derivative instruments	–	24,342	–	–	24,342	24,342	–
	Customers’ liability under acceptances	8,824	–	–	–	8,824	8,824	–
	Other assets	7,386	–	–	–	7,386	7,386	–
	Financial liabilities
	Deposits
	Personal	$158,690	$–	$637	$–	$159,327	$159,302	$(25)
	Business and government	220,050	–	5,572	–	225,622	225,955	333
	Bank	13,789	–	–	–	13,789	13,789	–
	Secured borrowings	40,634	–	334	–	40,968	41,391	423
	Derivative instruments	–	23,271	–	–	23,271	23,271	–
	Acceptances	8,828	–	–	–	8,828	8,828	–
	Obligations related to securities sold short	–	13,713	–	–	13,713	13,713	–
	Cash collateral on securities lent	2,024	–	–	–	2,024	2,024	–
	Obligations related to securities sold under repurchase agreements	27,971	–	–	–	27,971	27,971	–
	Other liabilities	9,782	126	9	–	9,917	9,917	–
	Subordinated indebtedness	3,209	–	–	–	3,209	3,541	332

Summary of derivative financial instruments

Fair value of derivative instruments

$ millions, as at October 31				2018			2017
		Positive	Negative	Net	Positive	Negative	Net
Held for trading
Interest rate derivatives
Over-the-counter	– Forward rate agreements	$113	$8	$105	$56	$44	$12
	– Swap contracts	4,603	5,901	(1,298)	6,968	7,220	(252)
	– Purchased options	92	–	92	153	–	153
	– Written options	–	100	(100)	–	168	(168)
		4,808	6,009	(1,201)	7,177	7,432	(255)
Exchange-traded	– Purchased options	1	–	1	–	–	–
	– Written options	–	–	–	–	153	(153)
		1	–	1	–	153	(153)
Total interest rate derivatives		4,809	6,009	(1,200)	7,177	7,585	(408)
Foreign exchange derivatives
Over-the-counter	– Forward contracts	2,916	2,655	261	3,603	3,097	506
	– Swap contracts	4,825	4,979	(154)	6,028	6,012	16
	– Purchased options	240	–	240	217	–	217
	– Written options	–	233	(233)	–	243	(243)
		7,981	7,867	114	9,848	9,352	496
Total foreign exchange derivatives		7,981	7,867	114	9,848	9,352	496
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	115	13	102	130	31	99
	– Credit default swap contracts – protection sold	3	131	(128)	11	148	(137)
Total credit derivatives		118	144	(26)	141	179	(38)
Equity derivatives
Over-the-counter		1,951	2,340	(389)	1,197	2,323	(1,126)
Exchange-traded		1,659	1,490	169	1,541	936	605
Total equity derivatives		3,610	3,830	(220)	2,738	3,259	(521)
Precious metal derivatives
Over-the-counter		63	29	34	40	74	(34)
Exchange-traded		143	229	(86)	186	50	136
Total precious metal derivatives		206	258	(52)	226	124	102
Other commodity derivatives
Over-the-counter		2,527	838	1,689	1,138	775	363
Exchange-traded		67	258	(191)	84	1	83
Total other commodity derivatives		2,594	1,096	1,498	1,222	776	446
Total held for trading		19,318	19,204	114	21,352	21,275	77
Held for ALM
Interest rate derivatives
Over-the-counter	– Forward rate agreements	–	1	(1)	1	–	1
	– Swap contracts	773	243	530	1,065	300	765
	– Purchased options	11	–	11	3	–	3
	– Written options	–	8	(8)	–	2	(2)
Total interest rate derivatives		784	252	532	1,069	302	767
Foreign exchange derivatives
Over-the-counter	– Forward contracts	117	7	110	87	14	73
	– Swap contracts	1,205	1,461	(256)	1,707	1,631	76
	– Purchased options	–	–	–	1	–	1
	– Written options	–	–	–	–	1	(1)
Total foreign exchange derivatives		1,322	1,468	(146)	1,795	1,646	149
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	–	3	(3)	–	3	(3)
	– Credit default swap contracts – protection sold	–	–	–	–	–	–
Total credit derivatives		–	3	(3)	–	3	(3)
Equity derivatives
Over-the-counter		7	46	(39)	126	44	82
Total equity derivatives		7	46	(39)	126	44	82
Other commodity derivatives
Over-the-counter		–	–	–	–	1	(1)
Total other commodity derivatives		–	–	–	–	1	(1)
Total held for ALM		2,113	1,769	344	2,990	1,996	994
Total fair value		21,431	20,973	458	24,342	23,271	1,071
Less: effect of netting		(11,789)	(11,789)	–	(13,977)	(13,977)	–
		$9,642	$9,184	$458	$10,365	$9,294	$1,071

Changes in fair value of financial assets and liabilities in level 3

The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

				Net gains (losses) included in income (1)
$ millions, for the year ended October 31	IAS 39 Opening balance	Reclassification upon adoption of IFRS 9 (2)	IFRS 9 Opening balance	Realized (3)	Unrealized (3)(4)	Net unrealized gains (losses) included in OCI (5)	Transfer in to Level 3	Transfer out of Level 3	Purchases	Issuances	Sales	Settlements	Closing balance
2018
Securities mandatorily measured at FVTPL (2017: Trading securities)
Corporate equity	$32	$10	$42	$2	$(3)	$–	$–	$–	$–	$–	$(3)	$(32)	$6
Corporate debt	–	–	–	–	–	–	–	–	26	–	–	–	26
Mortgage- and asset-backed	3	707	710	3	9	–	12	–	95	–	(105)	(405)	319
Securities designated at FVTPL (2017: FVO securities)
Asset-backed	94	(94)	–	–	–	–	–	–	–	–	–	–	–
Loans mandatorily measured at FVTPL (2017: Trading loans)
Business and government	103	363	466	–	(5)	(5)	–	(2)	704	91	(171)	(596)	482
Debt securities measured at FVOCI (2017: AFS debt securities)
Government issued or guaranteed	–	–	–	–	–	–	479	–	–	–	(479)	–	–
Corporate debt	4	–	4	(5)	1	–	–	–	26	–	(26)	–	–
Mortgage- and asset-backed	1,674	(1,674)	–	–	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI (2017: AFS equity securities)
Corporate equity	289	(10)	279	(3)	(2)	5	–	–	219	–	(213)	–	285
Derivative instruments
Interest rate	28	–	28	–	(20)	–	–	–	–	–	–	(8)	–
Credit	130	–	130	(17)	2	–	–	–	–	–	–	–	115
Equity	38	–	38	–	(27)	–	12	(1)	109	–	–	(24)	107
Total assets	$2,395	$(698)	$1,697	$(20)	$(45)	$–	$503	$(3)	$1,179	$91	$(997)	$(1,065)	$1,340
Deposits and other liabilities (6)	$(369)	$–	$(369)	$–	$117	$–	$(126)	$81	$–	$(226)	$–	$100	$(423)
Derivative instruments
Interest rate	(20)	–	(20)	–	(79)	–	–	–	–	–	–	(10)	(109)
Credit	(148)	–	(148)	17	(2)	–	–	–	–	–	–	2	(131)
Equity	(77)	–	(77)	–	40	–	(71)	46	–	(147)	–	90	(119)
Total liabilities	$(614)	$–	$(614)	$17	$76	$–	$(197)	$127	$–	$(373)	$–	$182	$(782)
2017
Trading securities
Corporate equity	$40	n/a	n/a	$–	$4	$–	$–	$–	$–	$–	$–	$(12)	$32
Mortgage- and asset-backed	496	n/a	n/a	2	(3)	–	–	–	–	–	–	(492)	3
FVO securities
Asset-backed	94	n/a	n/a	3	8	–	–	–	–	–	–	(11)	94
Trading loans
Business and government	–	n/a	n/a	–	1	–	–	–	13	101	(8)	(4)	103
AFS securities
Corporate equity	344	n/a	n/a	71	(10)	(46)	–	–	40	27	(137)	–	289
Corporate debt	5	n/a	n/a	–	(1)	–	–	–	–	–	–	–	4
Mortgage- and asset-backed	1,947	n/a	n/a	5	–	(5)	–	–	653	–	–	(926)	1,674
Derivative instruments
Interest rate	31	n/a	n/a	–	(2)	–	–	–	1	–	–	(2)	28
Credit	140	n/a	n/a	(11)	1	–	–	–	–	–	–	–	130
Equity	24	n/a	n/a	–	19	–	6	(19)	21	–	–	(13)	38
Total assets	$3,121	n/a	n/a	$70	$17	$(51)	$6	$(19)	$728	$128	$(145)	$(1,460)	$2,395
Deposits and other liabilities (6)	$(506)	n/a	n/a	$–	$(101)	$–	$(15)	$65	$–	$(191)	$–	$379	$(369)
Derivative instruments
Interest rate	(35)	n/a	n/a	–	14	–	–	1	–	–	–	–	(20)
Credit	(197)	n/a	n/a	20	–	–	–	–	–	–	–	29	(148)
Equity	(42)	n/a	n/a	–	(25)	–	(41)	35	–	(22)	–	18	(77)
Total liabilities	$(780)	n/a	n/a	$20	$(112)	$–	$(56)	$101	$–	$(213)	$–	$426	$(614)

(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Certain reclassifications have been made upon adoption of IFRS 9. See Note 1 for more details about our transition to IFRS 9 on November 1, 2017.
(3)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(4)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting year.
(5)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations is included in OCI.
(6)	Includes FVO deposits of $112 million (2017: $40 million) and net bifurcated embedded derivative liabilities of $311 million (2017: $329 million).
n/a	Not applicable.

Valuation techniques and quantitative information about significant non-observable inputs used in level 3 financial instruments

Quantitative information about significant non-observable inputs

Valuation techniques using one or more non-observable inputs are used for a number of financial instruments. The following table discloses the valuation techniques and quantitative information about the significant non-observable inputs used in Level 3 financial instruments:

					Range of inputs
$ millions, as at October 31	2018	Valuation techniques		Key non-observable inputs	Low		High
Securities mandatorily measured at FVTPL
Corporate equity	$6	Adjusted net asset value	(1)	Net asset value	n/a		n/a
		Valuation multiple		Earnings multiple	17.1		17.1
Corporate debt	26	Discounted cash flow		Discount rate	7.5%		7.5%
Mortgage- and asset-backed	319	Discounted cash flow		Credit spread	0.9%		2.3%
		Market proxy or direct broker quote		Market proxy or direct broker quote	–%		0.5%
Equity securities designated at FVOCI
Corporate equity
Limited partnerships	210	Adjusted net asset value	(1)	Net asset value	n/a		n/a
Private companies	75	Valuation multiple		Revenue multiple	1.5		6.9
		Discounted cash flow		Discount rate	18.9%		18.9%
Loans mandatorily measured at FVTPL
Business and government	482	Discounted cash flow		Credit spread	0.6%		0.7%
		Discounted cash flow		Discount rate	4.8%		4.8%
Derivative instruments
Credit	115	Market proxy or direct broker quote		Market proxy or direct broker quote	–%		18.5%
Equity	107	Option model		Market volatility	13.4%		13.4%
				Market correlation	33.3%		88.4%
Total assets	$1,340
Deposits and other liabilities	$(423)	Option model		Market volatility	7.7%		39.2%
				Market correlation	(100.0	) %	100.0%
Derivative instruments
Interest rate	(109)	Proprietary model	(2)	n/a	n/a		n/a
		Option model		Market volatility	12.0%		26.8%
Credit	(131)	Market proxy or direct broker quote		Market proxy or direct broker quote	–%		18.5%
Equity	(119)	Option model		Market correlation	20.2%		97.4%
Total liabilities	$(782)

(1)

Adjusted net asset value is determined using reported net asset values obtained from the fund manager or general partner of the limited partnership and may be adjusted for current market levels where appropriate.

(2)	Using valuation techniques which we consider to be non-observable.
n/a	Not applicable.

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Summary of fair value of financial instruments

The table below presents the fair values by level within the fair value hierarchy for those assets and liabilities in which fair value is not assumed to equal the carrying value:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2018	Total 2017
$ millions, as at October 31	2018	2017	2018	2017	2018 (1)	2017
Financial assets
Amortized cost securities (2017: HTM securities)	$–	$–	$12,283	$2,422	$436	$–	$12,719	$2,422
Loans
Residential mortgages	–	–	–	–	205,856	206,123	205,856	206,123
Personal	–	–	–	–	42,559	40,438	42,559	40,438
Credit card	–	–	–	–	12,255	11,992	12,255	11,992
Business and government	–	–	–	–	92,493	83,178	92,493	83,178
Investment in equity-accounted associates (1)	–	192	–	–	101	164	101	356
Financial liabilities
Deposits
Personal	$–	$–	$48,116	$43,047	$1,989	$1,524	$50,105	$44,571
Business and government	–	–	120,612	117,461	1,489	1,801	122,101	119,262
Bank	–	–	10,003	8,568	–	–	10,003	8,568
Secured borrowings	–	–	38,612	37,995	4,130	3,062	42,742	41,057
Subordinated indebtedness	–	–	4,340	3,541	–	–	4,340	3,541

(1)	See Note 25 for details of our equity-accounted associates.

At fair value [member]
Summary of Fair Value of Financial Instruments

The table below presents the fair values of financial instruments by level within the fair value hierarchy:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2018	Total 2017
$ millions, as at October 31	2018	2017	2018	2017	2018	2017
Financial assets
Deposits with banks	$–	$–	$54	$417	$–	$–	$54	$417
Securities mandatorily measured and designated at FVTPL (2017: Trading and FVO securities)
Government issued or guaranteed	4,264	2,403	16,328 (1)	13,103 (1)	–	–	20,592	15,506
Corporate equity	25,140	30,737	208	255	6	32	25,354	31,024
Corporate debt	–	–	3,675	2,256	26	–	3,701	2,256
Mortgage- and asset-backed	–	–	2,612 (2)	1,944	319	97 (2)	2,931	2,041
	29,404	33,140	22,823	17,558	351	129	52,578	50,827
Loans mandatorily measured at FVTPL (2017: Trading loans)
Business and government	–	–	15,942	13,907	482	103	16,424	14,010
Residential mortgages	–	–	12	12	–	–	12	12
	–	–	15,954	13,919	482	103	16,436	14,022
Debt securities measured at FVOCI (2017: AFS debt securities)
Government issued or guaranteed	2,844	4,299	24,763	21,015	–	–	27,607	25,314
Corporate debt	–	–	4,543	5,152	–	4	4,543	5,156
Mortgage- and asset-backed	–	–	3,498	7,544	–	1,674	3,498	9,218
	2,844	4,299	32,804	33,711	–	1,678	35,648	39,688
Equity securities designated at FVOCI (2017: AFS equity securities)
Corporate equity	42	28	235	152	285	289	562	469
	42	28	235	152	285	289	562	469
Securities purchased under resale agreements measured at FVTPL (2017: FVO securities purchased under resale agreements)	–	–	3,322	1,450 (3)	–	–	3,322	1,450
Derivative instruments
Interest rate	–	–	5,593	8,218	–	28	5,593	8,246
Foreign exchange	–	–	9,303	11,643	–	–	9,303	11,643
Credit	–	–	3	11	115	130	118	141
Equity	1,727	1,541	1,783	1,285	107	38	3,617	2,864
Precious metal	–	–	206	226	–	–	206	226
Other commodity	143	270	2,451	952	–	–	2,594	1,222
	1,870	1,811	19,339	22,335	222	196	21,431	24,342
Total financial assets	$34,160	$39,278	$94,531	$89,542	$1,340	$2,395	$130,031	$131,215
Financial liabilities
Deposits and other liabilities (4)	$–	$–	$(7,556)	$(6,309)	$(423)	$(369)	$(7,979)	$(6,678)
Obligations related to securities sold short	(4,443)	(7,291)	(9,339)	(6,422)	–	–	(13,782)	(13,713)
	(4,443)	(7,291)	(16,895)	(12,731)	(423)	(369)	(21,761)	(20,391)
Derivative instruments
Interest rate	–	–	(6,152)	(7,867)	(109)	(20)	(6,261)	(7,887)
Foreign exchange	–	–	(9,335)	(10,998)	–	–	(9,335)	(10,998)
Credit	–	–	(16)	(34)	(131)	(148)	(147)	(182)
Equity	(1,489)	(937)	(2,268)	(2,289)	(119)	(77)	(3,876)	(3,303)
Precious metal	–	–	(258)	(124)	–	–	(258)	(124)
Other commodity	(487)	(203)	(609)	(574)	–	–	(1,096)	(777)
	(1,976)	(1,140)	(18,638)	(21,886)	(359)	(245)	(20,973)	(23,271)
Total financial liabilities	$(6,419)	$(8,431)	$(35,533)	$(34,617)	$(782)	$(614)	$(42,734)	$(43,662)

(1)	Includes $52 million related to securities designated at FVTPL (2017: included $54 million related to FVO securities).
(2)	Includes $132 million (2017: $94 million) related to FVO asset-backed securities.
(3)	Certain securities purchased under resale agreements were designated at fair value by electing the FVO under IAS 39. These securities are measured at FVTPL under IFRS 9.
(4)

Comprises FVO deposits of $7,517 million (2017: $5,947 million), net bifurcated embedded derivative liabilities of $350 million (2017: $596 million), FVO other liabilities of $17 million (2017: $9 million), and other financial liabilities measured at fair value of $95 million (2017: $126 million).